NOTE 1 – NATURE OF BUSINESS (Details Narrative) - USD ($)	1 Months Ended				6 Months Ended	9 Months Ended
	May 28, 2021	May 24, 2021	Jan. 29, 2021	May 03, 2010	Mar. 31, 2021	Dec. 31, 2021
Stock Issued During Period, Shares, Acquisitions	600,000,000	600,000,000
Liabilities	$ 389,721				$ 759,638	$ 1,386,849
Stock Issued During Period, Value, Acquisitions					$ 600,000	$ 12,000,000
Director
Stock Issued During Period, Shares, Acquisitions				55,000,000
Consulting Services
Stock Issued During Period, Shares, Acquisitions			600,000,000